Average Annual Total Returns - FidelitySAIInternationalIndexFunds-ComboPRO - FidelitySAIInternationalIndexFunds-ComboPRO - Fidelity SAI International Quality Index Fund	Dec. 30, 2024
Fidelity SAI International Quality Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	18.43%
Since Inception	11.03%	[1]
Fidelity SAI International Quality Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	17.87%
Since Inception	9.64%	[1]
Fidelity SAI International Quality Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.56%
Since Inception	8.43%	[1]
MS112
Average Annual Return:
Past 1 year	15.82%
Since Inception	10.19%
IXXJJ
Average Annual Return:
Past 1 year	19.01%
Since Inception	11.34%

[1]	A From May 12, 2020 .